Lease (Details) - Schedule of minimum annual lease commitments	Dec. 31, 2021 USD ($)
Schedule of minimum annual lease commitments [Abstract]
2022	$ 664,583
2023	476,306
2024	390,481
Thereafter
Total future minimum payments	$ 1,531,370